The Company and its Significant Accounting Policies - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets	$ 36,855	$ 46,592
Financial liabilities	0	0	684	296
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial liabilities			684
Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets		46,592	19,475
Financial liabilities			684
Recurring Basis | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets		46,592	19,475
Recurring Basis | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial liabilities			$ 684